Note 13 - Income Taxes (Details) - Consolidated Pre-tax Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Pre-tax Income (Loss) [Abstract]
Domestic operations	$ (97,563)	$ (2,054)	$ 29,894
Foreign operations	(58,720)	241,422	300,314
Total	$ (156,283)	$ 239,368	$ 330,208